PROPERTY, PLANT AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Cost:			$ 934	$ 823	$ 636
Less - accumulated depreciation and amortization			(472)	(403)	(354)
Net carrying amount	463		462	420	282
Depreciation of property, plant and equipment	34	14	69	89	91	89
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost:					44
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:			142	123	75
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:			83	56	54
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:			598	597	416
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost:			$ 111	$ 47	$ 47